Profit Sharing Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings [Member]
Employee contributions	$ 1,800	$ 2,200	$ 1,400